Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Income (Loss) Before Income Taxes

The domestic and foreign components of income (loss) before income taxes for the periods presented:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
United States	$(158,481)	$(17,002)	$1,258
Foreign	(2,894)	(27,603)	(1,046)

Total income (loss) before income taxes	$(161,375)	$(44,605)	$212

Components of Income Taxes Benefit and Expenses

The components of the provision (benefit) for income taxes consisted of the following:

	Year Ended December 31,
	2013	2014	2015
	(in thousands)
Current:
U.S. federal	$—	$781	$1,827
State	267	183	696
Foreign	914	1,582	1,699

Total current provision	1,181	2,546	4,222

Deferred:
U.S. federal	(50,007)	(581)	(1,103)
State	(8,852)	(3,983)	1,952
Foreign	(1,590)	(5,310)	(818)
Change in valuation allowance	55,672	13,514	7,089

Total deferred provision	(4,777)	3,640	7,120

Total expense (benefit)	$(3,596)	$6,186	$11,342

Reconciliation of Statutory Federal Rate

The following table presents a reconciliation of the statutory federal rate, and the Company’s effective tax rate, for the periods presented:

	Year Ended December 31,
	2013	2014	2015
U.S. federal taxes at statutory rate	34.0%	34.0%	34.0%
State income taxes, net of federal benefit	3.2	5.9	685.0
Nondeductible stock-based compensation	(0.7)	(2.5)	827.3
Nondeductible transaction costs	(1.1)	(1.0)	856.5
Nontaxable gain on redemption of equity interest	—	—	(674.9)
Other foreign permanent differences	—	(2.5)	187.8
Credits	—	0.6	—
Foreign rate differential	(0.2)	(11.7)	299.7
Change in valuation allowance—U.S.	(34.0)	(23.2)	3,398.6
Change in valuation allowance—foreign	(0.5)	(7.0)	(130.8)
Rate change	0.4	(1.1)	216.5
Prior year true-up stock-based compensation—U.S.	—	(2.0)	(132.8)
Other	1.1	(3.4)	(217.5)

Total	2.2%	(13.9)%	5,349.4%

Components of the Company's Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	As of December 31,
	2014	2015
Deferred income tax assets:
Net operating loss carry forward	$70,070	$43,698
Credit carryforward	724	2,190
Other	910	6,612
Deferred compensation	571	497
Deferred revenue	18,385	21,327
Other reserves	4,200	4,895
Stock-based compensation	5,360	13,221

Total deferred income tax assets	100,220	92,440

Deferred income tax liabilities:
Purchased intangible assets	(32,315)	(11,098)
Goodwill	(17,404)	(26,062)
Property and equipment	(2,852)	(8,361)

Total deferred income tax liabilities	(52,571)	(45,521)
Valuation allowance	(69,271)	(75,705)

Net deferred income tax liabilities	$(21,622)	$(28,786)